Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 711,052	$ 1,225,010	$ 1,228,682
Accounts receivable, net	1,424,367	1,440,169	1,399,135
Prepaid expenses	185,693	187,639	161,317
Other current assets	158,633	134,935	196,151
Total Current Assets	2,479,745	2,987,753	2,985,285
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,778,064	1,890,693	1,950,437
Other property, plant and equipment, net	1,103,206	1,146,161	1,112,890
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles - licenses	2,423,953	2,423,979	2,411,367
Indefinite-lived intangibles - permits	1,070,135	1,070,720	1,105,704
Other intangibles, net	1,527,736	1,740,792	2,017,760
Goodwill	4,212,381	4,216,085	4,186,718
OTHER ASSETS
Other assets	635,961	816,530	771,878
Total Assets	15,231,181	16,292,713	16,542,039
CURRENT LIABILITIES
Accounts payable	121,274	133,226	121,575
Accrued expenses	767,285	776,055	735,152
Accrued interest	132,114	180,572	160,361
Deferred income	193,589	172,672	143,236
Other current liabilities	45,080	137,889	0
Current portion of long-term debt	433,458	381,728	268,638
Total Current Liabilities	1,692,800	1,782,142	1,428,962
Long-term debt	19,977,777	20,365,369	19,938,531
Deferred income taxes	1,473,869	1,689,876	1,938,599
Other long-term liabilities	457,487	450,517	707,888
Commitments and contingent liabilities
SHAREHOLDER'S/MEMBER'S DEFICIT
Noncontrolling interest	266,890	303,997	521,794
Member's interest	2,142,114	2,135,842	2,129,575
Accumulated deficit	(10,579,402)	(10,281,746)	(9,857,267)
Accumulated other comprehensive loss	(200,354)	(153,284)	(266,043)
Total Shareholder's/Member's Deficit	(8,370,752)	(7,995,191)	(7,471,941)
Total Liabilities and Member's Equity	15,231,181	16,292,713	16,542,039
Scenario, Previously Reported [Member]
CURRENT ASSETS
Accounts receivable, net		1,423,999
Prepaid expenses		177,590
Other current assets		167,208
Total Current Assets		2,993,807
OTHER ASSETS
Other assets		810,476
Total Assets		16,292,713
CURRENT LIABILITIES
Accounts payable		136,318
Accrued expenses		772,963
Total Current Liabilities		1,782,142
Deferred income taxes		1,689,876
SHAREHOLDER'S/MEMBER'S DEFICIT
Total Shareholder's/Member's Deficit		(7,995,191)
Total Liabilities and Member's Equity		$ 16,292,713